Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Australia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 29.8%
ANZ Group Holdings Ltd.	3,431,229	$69,933,195
Commonwealth Bank of Australia	1,927,593	200,111,452
National Australia Bank Ltd.	3,540,415	90,627,836
Westpac Banking Corp.	3,959,704	86,449,043
		447,121,526
Beverages — 0.5%
Treasury Wine Estates Ltd.	935,129	6,936,575
Biotechnology — 6.9%
CSL Ltd.	557,694	102,817,628
Broadline Retail — 4.1%
Wesfarmers Ltd.	1,306,498	61,410,518
Capital Markets — 4.9%
ASX Ltd.	223,445	9,648,092
Macquarie Group Ltd.	416,888	63,051,856
		72,699,948
Chemicals — 0.4%
Orica Ltd.	557,851	6,609,831
Commercial Services & Supplies — 1.3%
Brambles Ltd.	1,605,170	19,984,992
Construction Materials — 1.2%
James Hardie Industries PLC(a)	494,931	18,439,425
Consumer Staples Distribution & Retail — 3.4%
Coles Group Ltd.	1,544,617	18,758,659
Endeavour Group Ltd./Australia	1,743,118	4,981,826
Woolworths Group Ltd.	1,407,825	27,775,513
		51,515,998
Diversified REITs — 1.5%
GPT Group (The)	2,207,612	6,866,278
Mirvac Group	4,514,383	6,377,040
Stockland	2,751,101	9,392,511
		22,635,829
Diversified Telecommunication Services — 0.8%
Telstra Group Ltd.	4,660,575	12,001,976
Electric Utilities — 0.9%
Origin Energy Ltd.	1,985,384	14,105,050
Financial Services — 0.4%
Washington H Soul Pattinson & Co. Ltd.	275,361	6,267,510
Gas Utilities — 0.5%
APA Group	1,492,369	7,042,354
Health Care Equipment & Supplies — 1.0%
Cochlear Ltd.	75,434	15,020,348
Health Care Providers & Services — 1.0%
Ramsay Health Care Ltd.	212,281	5,498,506
Sonic Healthcare Ltd.	525,959	9,831,292
		15,329,798
Health Care Technology — 0.7%
Pro Medicus Ltd.	66,236	10,931,136
Hotels, Restaurants & Leisure — 2.5%
Aristocrat Leisure Ltd.	652,798	28,949,143
Lottery Corp. Ltd. (The)	2,565,097	8,696,410
		37,645,553
Security	Shares	Value
Industrial REITs — 3.3%
Goodman Group	1,980,281	$49,164,873
Insurance — 4.3%
Insurance Australia Group Ltd.	2,731,589	15,226,220
Medibank Pvt Ltd.	3,173,858	7,926,333
QBE Insurance Group Ltd.	1,734,908	22,665,694
Suncorp Group Ltd.	1,466,282	18,875,425
		64,693,672
Interactive Media & Services — 1.9%
CAR Group Ltd.	435,048	11,824,316
REA Group Ltd.	60,903	10,044,752
SEEK Ltd.	411,217	7,041,219
		28,910,287
Metals & Mining — 16.8%
BHP Group Ltd.	5,844,007	154,101,948
BlueScope Steel Ltd.	506,632	7,341,024
Fortescue Ltd.	1,951,597	24,194,687
Mineral Resources Ltd.	203,829	4,497,976
Northern Star Resources Ltd.	1,324,957	15,192,776
Rio Tinto Ltd.	427,032	33,055,114
South32 Ltd.	5,218,701	12,665,186
		251,048,711
Oil, Gas & Consumable Fuels — 3.4%
Santos Ltd.	3,742,905	16,179,646
Woodside Energy Group Ltd.	2,184,592	35,040,435
		51,220,081
Passenger Airlines — 0.3%
Qantas Airways Ltd.(a)	883,013	5,067,856
Professional Services — 0.9%
Computershare Ltd.	611,150	12,733,422
Retail REITs — 1.4%
Scentre Group	5,994,769	14,421,746
Vicinity Ltd.	4,459,493	6,295,826
		20,717,572
Software — 2.5%
WiseTech Global Ltd.	211,997	17,810,549
Xero Ltd.(a)	167,218	19,041,484
		36,852,033
Trading Companies & Distributors — 0.8%
Reece Ltd.	260,562	4,392,503
SGH Ltd.	234,522	7,603,002
		11,995,505
Transportation Infrastructure — 2.0%
Transurban Group	3,576,738	29,945,299
Total Long-Term Investments — 99.4% (Cost: $1,577,151,735)		1,490,865,306

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Australia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(b)(c)	1,000,000	$1,000,000
Total Short-Term Securities — 0.1% (Cost: $1,000,000)		1,000,000
Total Investments — 99.5% (Cost: $1,578,151,735)		1,491,865,306
Other Assets Less Liabilities — 0.5%		7,707,090
Net Assets — 100.0%		$1,499,572,396

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$6,633,735	$—	$(6,635,140)(b)	$2,619	$(1,214)	$—	—	$11,663 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	580,000 (b)	—	—	—	1,000,000	1,000,000	8,397	—
				$2,619	$(1,214)	$1,000,000		$20,060	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	59	12/19/24	$8,158	$229,625
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Australia ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,490,865,306	$—	$1,490,865,306
Short-Term Securities
Money Market Funds	1,000,000	—	—	1,000,000
	$1,000,000	$1,490,865,306	$—	$1,491,865,306
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$229,625	$—	$229,625

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.